Minimum cash and minimum capital (Tables)	12 Months Ended
Dec. 31, 2019
Minimum Cash And Minimum Capital [Abstract]
Table of Minimum Cash

Accounts	December 31, 2019	December 31, 2018
Balances at the BCRA
BCRA – current account - not restricted	107,454,632	126,326,564
BCRA – special guarantee accounts – restricted	2,827,885	1,904,833

	110,282,517	128,231,397

Argentine Treasury Bonds in pesos at fixed rate due November 2020	7,300,220	10,669,815
Liquidity Bills – BCRA	33,061,179	31,077,880

TOTAL	150,643,916	169,979,092

Table of Minimum Capital

Minimum capital requirements	December 31, 2019	December 31, 2018
Credit risk	17,999,427	27,824,585
Operational risk	6,399,872	5,529,881
Market risk	303,718	142,735
Total capital	49,989,689	55,801,416

Excess capital	25,286,672	22,304,215